Supplement to the
Fidelity® Short-Intermediate Municipal Income Fund
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
STM-13-01  May 31, 2013
1.478063.123

Supplement to the
Fidelity Advisor® Short-Intermediate Municipal Income Fund
Class A, Class T, Class B, and Class C
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ASTM-13-01  May 31, 2013
1.790659.127

Supplement to the
Fidelity Advisor® Short-Intermediate Municipal Income Fund
Institutional Class
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ASTMI-13-01  May 31, 2013
1.790658.118

Supplement to the
Fidelity® Municipal
Income Fund
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 15.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
HIY-13-01  May 31, 2013
1.840484.107

Supplement to the
Fidelity® Minnesota
Municipal Income Fund
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
MNF-13-01  May 31, 2013
1.479537.120

Supplement to the
Fidelity's Ohio Municipal Funds
Fidelity® Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 22.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
OFS-OFR-13-01  May 31, 2013
1.475823.131

Supplement to
Fidelity's Pennsylvania Municipal Funds
Fidelity® Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 22.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
PFR-13-01  May 31, 2013
1.479534.133